Sales - Other assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Other assets in the opening balance	€ 1,281	€ 1,204	€ 1,179
Business related variations	97	74	49
Changes in the scope of consolidation	0	7	(6)
Translation adjustment	3	1	(12)
Reclassifications and other items	2	(5)	(6)
Reclassification to assets held for sale	0	0	0
Other assets in the closing balance	€ 1,383	€ 1,281	€ 1,204